General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Breakdown of General and Administrative Expenses

	2025	2024	2023
	€	€	€
Personnel expenses (Note 5)	(23,139,822)	(18,883,708)	(13,314,359)
Professional fees	(8,616,327)	(7,757,750)	(4,689,462)
Facilities, communication and office expenses	(5,957,027)	(6,509,691)	(6,031,513)
Accounting, tax and auditing fees	(2,626,525)	(4,017,669)	(2,029,554)
Travel expenses	(1,212,356)	(2,129,631)	(1,797,588)
Consulting fees	(103,848)	(858,843)	(602,110)
Other expenses	(3,688,693)	(6,967,346)	(2,874,004)
	(45,344,598)	(47,124,638)	(31,338,590)